INVESTMENT IN ASSOCIATES	12 Months Ended
Nov. 30, 2021
INVESTMENT IN ASSOCIATES

9.     INVESTMENT IN ASSOCIATES

Waterproof

On April 15, 2015, the Company acquired a 49% interest in Waterproof by paying $386,179 (CAD$475,000) and issuing 100,000 common shares with a fair value of $101,627. The Company also issued 40,000 common shares as a finder’s fee with a fair value of $46,650 (CAD$50,000) during the year ended November 30, 2015.

The Company owns 49% of Waterproof and previously held significant influence over the investment causing the Company to account for its investment using the equity method. As at March 1, 2019, the Company no longer had the ability to exert significant influence over Waterproof’s operating activities due to ongoing disputes, therefore causing the Company to reclassify the investment as FVTPL (Note 10).

The following table is a reconciliation of the investment in Waterproof as an equity investment:

	2021	2020	2019
	$	$	$
Balance, beginning of year	—	—	298,938
Share of profit (loss) of equity investment	—	—	147,049
Derecognition to investment in equity instruments (Note 10)	—	—	(445,987)

Balance, end of year	—	—	—